Leases (Tables)	12 Months Ended
Dec. 31, 2019
Lease, Cost [Table Text Block]	Lease costs
end of	2019
Lease costs (CHF million)
Operating lease costs	388
Variable lease costs	40
Sublease income	(78)
Net lease costs	350

Lease, Other information pertaining to leases [Table Text Block]
Other information
end of	2019
Other information (CHF million)
Gains/(losses) on sale and leaseback transactions	274
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(464)
Right-of-use assets obtained in exchange of new operating lease liabilities [1]	102
Changes to right-of-use assets due to lease modifications for operating leases	221
1 Includes right-of-use assets relating to changes in classification of scope of variable interest entities.

Lease, Weighted average remaining lease term and discount rate [Table Text Block]	Weighted average remaining lease term and discount rate
end of	2019
Operating leases
Remaining lease term (years)	12.2
Discount rate (%)	2.8

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturities relating to operating lease arrangements
end of	2019
Maturity (CHF million)
Due within 1 year	468
Due between 1 and 2 years	387
Due between 2 and 3 years	371
Due between 3 and 4 years	336
Due between 4 and 5 years	286
Thereafter	1,963
Operating lease obligations	3,811
Future interest payable	(598)
Operating lease liabilities	3,213
Maturities relating to operating lease commitments
end of	2018
Maturity (CHF million)
2019	503
2020	484
2021	381
2022	354
2023	320
Thereafter	2,209
Future operating lease commitments	4,251
Less minimum non-cancellable sublease rentals	(190)
Total net future minimum lease commitments	4,061

Lessor, Lease income [Table Text Block]
Lease income
end of	2019
Lease income (CHF million)
Interest income on sales-type leases	13
Interest income on direct financing leases	97
Lease income from operating leases	103
Variable lease income	3
Total lease income	216

Lessor, Net investment in leases [Table Text Block]
Net investments
end of 2019	Sales-type leases	Direct financing leases
Net investments (CHF million)
Lease receivables	526	2,573
Unguaranteed residual values	28	440
Valuation allowances	(3)	(15)
Total net investments	551	2,998

Maturities relating to lessor arrangements [Table Text Block]
Maturities relating to lessor arrangements
end of 2019	Sales-type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	221	917	54
Due between 1 and 2 years	129	689	47
Due between 2 and 3 years	90	550	42
Due between 3 and 4 years	53	391	39
Due between 4 and 5 years	25	136	38
Thereafter	37	110	103
Total	555	2,793	323
Future interest receivable	(29)	(220)	–
Lease receivables	526	2,573	–